RESERVES	12 Months Ended
Jun. 30, 2025
Disclosure of reserves within equity [abstract]
RESERVES	RESERVES

	Notes	2025	2024
		US$	US$
Share-based payments reserve	15(b)	6,469,201	13,440,265
Foreign currency translation reserve	15(f)	(2,780,397)	(1,178,258)
		3,688,804	12,262,007
(a)    Nature and purpose of reserves
(i)Share-based payments reserve
The share-based payments reserve is used to record the fair value of Unlisted Options, RSUs and Performance Rights issued by the Group.
(ii)Foreign currency translation reserve
Exchange differences arising on translation of entities whose functional currency is different to the Group’s presentation currency are taken to the foreign currency translation reserve, as described in Note 1(e).
(b)    Movements in share-based payments reserve during the year

	Number of Unlisted Options (Note 15(c))	Number of Performance Rights (Note 15(d))	No. of Restricted Stock Units (Note 15(e))	US$
2025
Opening balance at July 1, 2024	11,749,372	27,469,335	4,377,034	13,440,265
Grant of employee options, rights and RSUs	2,679,746	5,288,409	2,220,020	-
Exercise of options, rights and RSUs	(1,525,000)	(24,273,335)	(1,639,496)	(15,818,993)
Issue of shares to consultants	-	-	-	(470,262)
Issue of shares to Director in lieu of bonus	-	-	-	(250,000)
Lapse/forfeiture of employee rights and RSUs	-	(980,000)	(159,333)	-
Share-based payment expense	-	-	-	9,568,191
Closing balance at June 30, 2025	12,904,118	7,504,409	4,798,225	6,469,201

2024
Opening balance at July 1,2023	23,011,372	29,146,000	824,371	15,004,052
Grant of employee rights and RSUs	-	4,021,000	3,894,124	-
Exercise of options, rights and RSUs	(11,262,000)	(5,147,665)	(341,461)	(4,726,904)
Issue of shares to consultants	-	-	-	(470,000)
Expiry of employee rights	-	(550,000)	-	(158,424)
Share-based payment expense	-	-	-	3,791,541
Closing balance at June 30, 2024	11,749,372	27,469,335	4,377,034	13,440,265

2023
Opening balance at July 1,2022	23,824,000	27,620,000	600,000	12,985,856
Grant of employee incentive securities	424,372	1,935,000	424,372	-
Grant of options to financial advisor	1,000,000	-	-	354,788
Exercise of options	(2,237,000)	-	-	(192,511)
Conversion of RSUs	-	(329,000)	-	(167,487)
Conversion of performance rights	-	-	(200,001)	(216,007)
Issue of shares to a consultant	-	-	-	(350,000)
Lapse of employee incentive securities	-	(80,000)	-	-
Share-based payment expense	-	-	-	2,589,413
Closing balance at June 30, 2023	23,011,372	29,146,000	824,371	15,004,052
Notes:
(1)For details on the valuation of Unlisted Options, Performance Rights and RSUs, including models and assumptions used, refer to Note 19 of the financial statements.
(c)    Terms and conditions of Unlisted Options
Unlisted Options granted as share-based payments have the following terms and conditions:
•Each Unlisted Option entitles the holder to the right to subscribe for one share upon the exercise of each Unlisted Option;
•The Unlisted Options outstanding at the end of the financial year have the following exercise prices and expiry dates:
◦1,200,000 vendor unlisted options exercisable at A$0.20 each on or before December 1, 2025 (issued to the original vendors of HMAPL as consideration for the Company’s acquisition of HMAPL in fiscal 2021);
◦4,000,000 vendor Class A performance options exercisable at A$0.20 each on or before December 1, 2025 (issued to the original vendors of HMAPL as consideration for the Company’s acquisition of HMAPL in fiscal 2021);
◦4,000,000 vendor Class B performance options exercisable at A$0.20 each on or before December 1, 2025 (issued to the original vendors of HMAPL as consideration for the Company’s acquisition of HMAPL in fiscal 2021);
◦424,372 director options exercisable at A$0.87 each on or before December 5, 2026;
◦600,000 director options exercisable at A$1.33 each on or before September 9, 2025;
◦1,305,000 director options exercisable at A$8.00 each on or before June 30, 2027; and
◦1,374,746 director options exercisable at A$5.00 each on or before April 10, 2029.
•The Unlisted Options are exercisable at any time prior to the Expiry Date, subject to vesting conditions being satisfied (if applicable);
•Shares issued on exercise of the Unlisted Options rank equally with the then Shares of the Company;
•Application will be made by the Company to ASX for official quotation of the Shares issued upon the exercise of the Unlisted Options;
•If there is any reconstruction of the issued share capital of the Company, the rights of the Unlisted Option holders may be varied to comply with the ASX Listing Rules which apply to the reconstruction at the time of the reconstruction; and
•No application for quotation of the Unlisted Options will be made by the Company.
(d)    Terms and conditions of Performance Rights
Performance Rights granted as share-based payments have the following terms and conditions:
•Each Performance Right automatically converts into one Share upon vesting of the Performance Right;
•Each Performance Right is subject to performance conditions (as determined by the Board from time to time) which must be satisfied in order for the Performance Right to vest;
•The Performance Rights outstanding at the end of the financial year have the following performance conditions and expiry dates:
◦2,885,000 employee performance rights that vest upon achieving a 30-day VWAP of A$4.00 per share (2,440,000 expiring December 21, 2028 and 445,000 expiring December 31, 2027);
◦1,157,803 employee performance rights that vest upon achieving a 30-day VWAP of A$6.00 expiring April 10, 2031;
◦1,157,803 employee performance rights that vest upon achieving a 30-day VWAP of A$7.00 per share expiring April 10, 2031;
◦1,157,803 employee performance rights that vest upon achieving a 30-day VWAP of A$8.00 per share expiring April 10, 2031; and
◦1,146,000 employee performance rights that vest upon achieving various (non-market based) performance conditions (271,000 expiring December 22, 2025, 175,000 expiring December 31, 2025, 400,000 expiring April 23, 2026, 275,000 expiring December 22, 2026, and 25,000 expiring December 31, 2026).
•Application will be made by the Company to ASX for official quotation of the Shares issued upon conversion of the Performance Rights;
•If there is any reconstruction of the issued share capital of the Company, the rights of the Performance Right holders may be varied to comply with the ASX Listing Rules which apply to the reconstruction at the time of the reconstruction;
•No application for quotation of the Performance Rights will be made by the Company; and
•Without approval of the Board, Performance Rights may not be transferred, assigned or novated, except, upon death, a participant’s legal personal representative may elect to be registered as the new holder of such Performance Rights and exercise any rights in respect of them.
(e)    Terms and conditions of Restricted Stock Units
RSUs granted as share-based payments have the following terms and conditions:
•Each RSU automatically converts into one Share upon vesting of the RSU;
•Each RSU is subject to service based performance conditions (as determined by the Board from time to time) which must be satisfied in order for the RSU to vest;
•The RSUs outstanding at the end of the financial year have the following conditions and expiry dates:
◦141,456 director RSUs that vest upon achieving various service-based conditions, expiring December 5, 2026;
◦270,084 director RSUs that vest upon achieving various service-based conditions, expiring December 5, 2027;
◦1,083,355 director and employee RSUs that vest upon achieving various service-based conditions, expiring December 31, 2025;
◦1,083,330 director and employee RSUs that vest upon achieving various service-based conditions, expiring 12/31/2026;
◦25,132 director RSUs that vest upon achieving various service-based conditions, expiring 12/31/2027;
◦212,430 director RSUs that vest upon achieving various service-based conditions, expiring December 16, 2028;
◦344,483 employee RSUs that vest upon achieving various service-based conditions, expiring December 31, 2028;
◦1,637,975 director and employee RSUs that vest upon achieving various service-based conditions, expiring April 10, 2029.
•Application will be made by the Company to ASX for official quotation of the Shares issued upon conversion of the RSUs;
•If there is any reconstruction of the issued share capital of the Company, the rights of the RSU holders may be varied to comply with the ASX Listing Rules which apply to the reconstruction at the time of the reconstruction;
•No application for quotation of the RSUs will be made by the Company; and
•Without approval of the Board, RSUs may not be transferred, assigned or novated, except, upon death, a participant’s legal personal representative may elect to be registered as the new holder of such RSUs and exercise any rights in respect of them.
(f)    Movements in foreign currency translation reserve during the year

	2025	2024	2023
	US$	US$	US$
Balance at start of year	(1,178,258)	(1,008,244)	(596,331)
Exchange differences arising on translation into presentation currency	(1,602,139)	(170,014)	(411,913)
Balance at June 30	(2,780,397)	(1,178,258)	(1,008,244)